Schwab Investments
Schwab Global Real Estate Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 3.6%
Abacus Property Group	449,672	1,044,915
Dexus	84,843	680,654
Goodman Group	79,951	1,193,882
Growthpoint Properties Australia Ltd.	356,643	1,055,640
Stockland	1,875,376	6,754,875
The GPT Group	143,754	515,574
		11,245,540

Austria 0.8%
IMMOFINANZ AG *	106,256	2,380,778

Brazil 0.7%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	191,082	868,938
Direcional Engenharia S.A.	170,622	433,455
Even Construtora e Incorporadora S.A.	373,800	744,487
		2,046,880

Canada 3.1%
Artis Real Estate Investment Trust	442,701	4,049,374
Boardwalk Real Estate Investment Trust	113,351	3,662,174
Dream Industrial Real Estate Investment Trust	165,660	1,885,539
		9,597,087

China 4.5%
Agile Group Holdings Ltd.	1,600,000	2,257,711
Central China Management Co., Ltd. *(a)	2,025,000	782,770
Central China Real Estate Ltd.	3,757,000	1,055,323
China Vanke Co., Ltd., H Shares	329,900	1,137,407
CIFI Holdings Group Co., Ltd.	1,180,000	1,028,286
Kerry Properties Ltd.	483,500	1,667,183
Longfor Group Holdings Ltd.	522,454	3,061,876
Sunac China Holdings Ltd.	832,000	3,059,547
		14,050,103

Finland 0.1%
Citycon Oyj	33,776	305,255

Security	Number of Shares	Value ($)
France 1.4%
Covivio	6,120	576,564
ICADE	20,074	1,804,904
Mercialys S.A.	56,675	727,650
Unibail-Rodamco-Westfield *	15,805	1,391,541
		4,500,659

Germany 4.4%
DIC Asset AG	149,798	2,693,429
LEG Immobilien SE	17,231	2,535,192
Sirius Real Estate Ltd	305,888	438,507
TAG Immobilien AG	105,329	3,312,407
Vonovia SE	75,218	4,721,378
		13,700,913

Guernsey 0.1%
BMO Commercial Property Trust Ltd.	159,793	201,087

Hong Kong 7.2%
Champion REIT	2,107,726	1,230,748
CK Asset Holdings Ltd.	751,646	5,117,473
Gemdale Properties & Investment Corp., Ltd.	20,877,226	3,067,434
Great Eagle Holdings Ltd.	102,000	347,794
K Wah International Holdings Ltd.	2,195,000	1,082,654
Link REIT	137,873	1,330,023
Shenzhen Investment Ltd.	3,560,268	1,273,975
Shimao Group Holdings Ltd.	208,500	598,201
Sino Land Co., Ltd.	496,135	791,942
Sun Hung Kai Properties Ltd.	150,000	2,342,517
Yuexiu Property Co., Ltd.	21,630,000	5,348,690
		22,531,451

Italy 0.3%
Immobiliare Grande Distribuzione SIIQ S.p.A.	160,424	793,715

Japan 9.7%
Activia Properties, Inc.	405	1,828,482
Daiwa Office Investment Corp.	132	928,290
Daiwa Securities Living Investments Corp.	3,249	3,297,480
Global One Real Estate Investment Corp.	123	139,029
Goldcrest Co., Ltd.	84,100	1,366,655
Hankyu Hanshin REIT, Inc.	2,114	2,979,863
Hulic REIT, Inc.	1,711	2,731,679
Japan Excellent, Inc.	2,537	3,634,789
Japan Logistics Fund, Inc.	1,042	2,925,705
Kenedix Retail REIT Corp.	479	1,237,145
Mitsubishi Estate Co., Ltd.	192,748	3,162,085

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui Fudosan Co., Ltd.	5,506	130,410
NIPPON REIT Investment Corp.	443	1,813,550
Sumitomo Realty & Development Co., Ltd.	87,702	2,980,348
Tokyo Tatemono Co., Ltd.	38,400	584,130
Tokyu REIT, Inc.	265	470,013
		30,209,653

Luxembourg 1.7%
Grand City Properties S.A.	186,578	5,331,949

Mexico 0.3%
Macquarie Mexico Real Estate Management S.A. de C.V.	778,467	863,747

Netherlands 0.4%
Eurocommercial Properties N.V. CVA *	20,750	617,796
NSI N.V.	9,424	389,008
Wereldhave N.V.	12,432	222,790
		1,229,594

Philippines 0.7%
Megaworld Corp. (a)	20,475,900	1,340,120
Robinsons Land Corp. (a)	1,965,500	704,188
		2,044,308

Singapore 2.1%
ARA LOGOS Logistics Trust	546,100	325,977
Ascendas Real Estate Investment Trust	836,954	1,839,900
ESR-REIT	3,362,383	1,003,233
Frasers Centrepoint Trust	1,000	1,767
Keppel DC REIT	333,600	647,964
UOL Group Ltd.	507,436	2,845,598
Yanlord Land Group Ltd.	26,200	25,330
		6,689,769

Sweden 4.6%
Atrium Ljungberg AB, B Shares	79,404	1,860,549
Dios Fastigheter AB	230,605	2,429,862
Fastighets AB Balder, B Shares *	24,568	1,546,545
Kungsleden AB	288,380	3,687,018
Nyfosa AB	348,879	4,638,192
		14,162,166

United Arab Emirates 0.1%
Emaar Malls PJSC *	555,843	299,380

United Kingdom 5.1%
LondonMetric Property plc	1,121,767	3,734,402
LXI REIT plc	871,685	1,696,916
Regional REIT Ltd.	284,678	354,713
Safestore Holdings plc	359,228	4,809,949
Segro plc	145,011	2,144,218
Tritax Big Box REIT plc	788,475	2,202,459
Tritax EuroBox plc	720,388	1,085,724
		16,028,381

United States 48.2%
Alexandria Real Estate Equities, Inc.	3,646	649,936
American Finance Trust, Inc.	120,021	1,092,191
American Homes 4 Rent, Class A	198,576	7,559,788
Security	Number of Shares	Value ($)
American Tower Corp.	8,328	2,127,471
Apple Hospitality REIT, Inc.	118,723	1,884,134
Armada Hoffler Properties, Inc.	67,602	897,079
AvalonBay Communities, Inc.	1,099	227,427
Braemar Hotels & Resorts, Inc. *	115,497	710,307
CareTrust REIT, Inc.	219,726	5,115,221
Chatham Lodging Trust *	144,756	1,906,436
Corporate Office Properties Trust	167,803	4,631,363
Cousins Properties, Inc.	99,373	3,685,745
CyrusOne, Inc.	10,827	798,491
Digital Realty Trust, Inc.	16,705	2,531,810
Duke Realty Corp.	74,410	3,457,089
EastGroup Properties, Inc.	19,000	3,003,520
Equinix, Inc.	3,415	2,515,899
Equity LifeStyle Properties, Inc.	52,552	3,723,835
Equity Residential	3,848	298,028
Extra Space Storage, Inc.	27,797	4,164,269
First Industrial Realty Trust, Inc.	4,157	210,510
Franklin Street Properties Corp.	48,400	248,776
Gaming & Leisure Properties, Inc.	56,035	2,597,783
Getty Realty Corp.	166,572	5,185,386
Global Net Lease, Inc.	129,628	2,532,931
Healthcare Realty Trust, Inc.	120,301	3,649,932
Highwoods Properties, Inc.	11,100	507,048
Host Hotels & Resorts, Inc. *	71,163	1,221,869
Independence Realty Trust, Inc.	57,900	988,932
Invitation Homes, Inc.	189,861	6,886,258
Lexington Realty Trust	66,311	820,930
Life Storage, Inc.	4,331	430,675
Mid-America Apartment Communities, Inc.	52,265	8,398,985
National Retail Properties, Inc.	18,778	870,360
National Storage Affiliates Trust	120,964	5,576,440
Office Properties Income Trust	99,005	2,893,916
Omega Healthcare Investors, Inc.	76,040	2,784,585
Physicians Realty Trust	51,681	936,977
Piedmont Office Realty Trust, Inc., Class A	223,036	4,123,936
Plymouth Industrial REIT, Inc.	51,300	981,882
Prologis, Inc.	124,233	14,639,617
Public Storage	23,691	6,692,234
QTS Realty Trust, Inc., Class A	33,709	2,136,476
Retail Value, Inc.	68,900	1,209,884
Sabra Health Care REIT, Inc.	74,704	1,305,079
Saul Centers, Inc.	6,772	301,015
Service Properties Trust	205,972	2,587,008
Simon Property Group, Inc.	46,508	5,975,813
SITE Centers Corp.	70,731	1,058,843
SL Green Realty Corp.	7,190	569,592
UMH Properties, Inc.	131,445	2,787,948
Universal Health Realty Income Trust	14,608	1,010,874
Urban Edge Properties	33,367	645,651
VICI Properties, Inc.	61,407	1,911,600
Welltower, Inc.	24,443	1,827,603
Whitestone REIT	290,224	2,403,055
		149,890,442
Total Common Stock
(Cost $263,949,235)		308,102,857

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas S.A.
U.S. Dollar
0.01%, 06/01/21 (b)	1,363,286	1,363,286
Brown Brothers Harriman & Co.
Canadian Dollar
0.02%, 06/01/21 (b)	14,727	12,191
Hong Kong Dollar
0.00%, 06/01/21 (b)	1,502,700	193,612
Singapore Dollar
0.01%, 06/01/21 (b)	231,972	175,623
South African Rand
3.13%, 06/01/21 (b)	6	1
Citibank
Pound Sterling
0.01%, 06/01/21 (b)	447	635
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.30%), 06/01/21 (b)(c)	161,031,983	1,471,993
Total Short-Term Investments
(Cost $3,217,341)		3,217,341
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$162,398,156	$—	$—	$162,398,156
Australia	—	11,245,540	—	11,245,540
Austria	—	2,380,778	—	2,380,778
China	1,055,323	12,212,010	782,770	14,050,103
Finland	—	305,255	—	305,255
France	—	4,500,659	—	4,500,659
Germany	—	13,700,913	—	13,700,913
Guernsey	—	201,087	—	201,087
Hong Kong	—	22,531,451	—	22,531,451
Italy	—	793,715	—	793,715
Japan	—	30,209,653	—	30,209,653
Luxembourg	—	5,331,949	—	5,331,949
Netherlands	389,008	840,586	—	1,229,594
Philippines	—	—	2,044,308	2,044,308
Singapore	—	6,689,769	—	6,689,769
Sweden	7,068,054	7,094,112	—	14,162,166
United Arab Emirates	—	299,380	—	299,380
United Kingdom	6,250,386	9,777,995	—	16,028,381
Short-Term Investments[1]	—	3,217,341	—	3,217,341
Total	$177,160,927	$131,332,193	$2,827,078	$311,320,198
[1]	As categorized in the Portfolio Holdings.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)

•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025NOV20